LORD ABBETT PRIVATE CREDIT FUND 1, LP

30 Hudson Street

Jersey City, NJ 07302

January 31, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Lord Abbett Private Credit Fund A, LP – Registration Statement on Form 10

Ladies and Gentlemen:

Enclosed for filing on behalf of Lord Abbett Private Credit Fund A, LP (the “Fund”) is the Fund’s registration of securities under the Securities Exchange Act of 1934 on Form 10 (“Registration Statement”).

Certain items required to be contained in the Registration Statement, including certain exhibits thereto, will be completed and filed in a subsequent filing to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 201-827-6408.

Very truly yours,

/s/ Randolph A. Stuzin
Randolph A. Stuzin
Member and Chief Legal Officer

cc: Richard Horowitz

Dechert LLP